Schedule of Investments
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.37%
Brazil–1.02%
B3 S.A. - Brasil, Bolsa, Balcao	703,831	$8,559,496
Canada–2.12%
CGI, Inc., Class A(a)	82,033	5,859,194
Open Text Corp.	130,020	5,852,332
Tourmaline Oil Corp.	598,497	6,085,728
		17,797,254
China–5.78%
Alibaba Group Holding Ltd., ADR(a)	58,907	14,786,835
China Mengniu Dairy Co. Ltd.(a)	979,000	4,587,956
New Oriental Education & Technology Group, Inc., ADR(a)	47,730	6,691,746
Tencent Holdings Ltd.	146,400	10,021,758
Wuliangye Yibin Co. Ltd., A Shares	141,456	4,410,733
Yum China Holdings, Inc.	155,869	7,986,728
		48,485,756
Denmark–1.33%
Carlsberg A/S, Class B	41,176	6,071,169
Novo Nordisk A/S, Class B	77,512	5,113,983
		11,185,152
France–0.98%
Criteo S.A., ADR(a)	155,077	2,123,004
Schneider Electric SE	52,148	6,075,615
		8,198,619
Germany–3.39%
Deutsche Boerse AG	66,146	12,093,290
Knorr-Bremse AG	37,486	4,386,237
MorphoSys AG(a)	44,874	5,700,676
SAP SE	39,627	6,268,612
		28,448,815
Hong Kong–0.95%
AIA Group Ltd.	891,800	7,991,807
India–1.17%
HDFC Bank Ltd., ADR	209,070	9,774,022
Ireland–1.77%
Flutter Entertainment PLC(a)	48,689	7,312,581
Origin Enterprises PLC	2,012,929	7,519,904
		14,832,485
Italy–1.47%
FinecoBank Banca Fineco S.p.A.(a)	847,619	12,356,403
Japan–5.05%
Disco Corp.	24,900	5,942,895
Hoya Corp.	85,400	8,426,782
Keyence Corp.	14,600	6,135,720
Koito Manufacturing Co. Ltd.	171,900	6,766,017
Nabtesco Corp.	295,400	8,929,874
SMC Corp.	11,700	6,103,844
		42,305,132
Shares		Value
Macau–0.98%
Galaxy Entertainment Group Ltd.	1,198,000	$8,172,430
Mexico–3.27%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	1,156,500	7,676,915
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	5,085,600	8,322,514
Wal-Mart de Mexico S.A.B. de C.V., Series V	4,875,700	11,442,724
		27,442,153
Netherlands–1.58%
ASML Holding N.V.	6,985	2,467,409
Prosus N.V.(a)	110,859	10,780,070
		13,247,479
South Korea–0.57%
Samsung Electronics Co. Ltd.	98,954	4,816,309
Sweden–0.49%
Sandvik AB(a)	218,331	4,069,696
Switzerland–2.43%
Logitech International S.A.	49,447	3,603,419
Nestle S.A.	45,781	5,423,916
Roche Holding AG	32,878	11,376,065
		20,403,400
Taiwan–1.57%
Taiwan Semiconductor Manufacturing Co. Ltd.	896,428	13,119,415
United Kingdom–7.85%
British American Tobacco PLC	181,852	6,035,111
Clinigen Group PLC	1,575,613	14,594,793
DCC PLC	121,346	10,898,569
HomeServe PLC	662,379	11,570,046
IG Group Holdings PLC	603,258	5,813,321
Linde PLC	28,003	6,863,815
Savills PLC	316,548	3,113,001
Ultra Electronics Holdings PLC	221,880	6,944,578
		65,833,234
United States–54.60%
Activision Blizzard, Inc.	154,157	12,737,993
Advance Auto Parts, Inc.	69,996	10,509,200
Alphabet, Inc., Class A(a)	13,269	19,743,609
Alphabet, Inc., Class C(a)	5,023	7,448,908
Amazon.com, Inc.(a)	9,515	30,111,930
Amphenol Corp., Class A	79,028	8,358,001
Aon PLC, Class A	49,050	10,066,041
Apollo Global Management, Inc.	154,574	7,589,583
Apple, Inc.	50,199	21,336,583
Aptiv PLC(a)	102,998	8,008,095
Assurant, Inc.	78,628	8,450,151
Baxter International, Inc.	128,586	11,107,259
Black Knight, Inc.(a)	73,975	5,542,207
Booking Holdings, Inc.(a)	7,440	12,366,247
Broadcom, Inc.	29,988	9,498,699

See accompanying notes which are an integral part of this schedule.
Invesco Global Growth Fund

Shares		Value
United States–(continued)
Cognizant Technology Solutions Corp., Class A	164,760	$11,256,403
Coherus Biosciences, Inc.(a)	218,059	3,835,658
Copart, Inc.(a)	69,236	6,456,257
Credit Acceptance Corp.(a)	13,441	6,289,582
Dollar General Corp.	21,596	4,111,878
Dropbox, Inc., Class A(a)	468,991	10,669,545
Fidelity National Information Services, Inc.	86,107	12,598,315
Fortive Corp.	87,156	6,117,480
Haemonetics Corp.(a)	46,626	4,087,235
Horizon Therapeutics PLC(a)	217,363	13,300,442
IHS Markit Ltd.	74,316	5,999,531
Kansas City Southern	54,966	9,445,907
KLA Corp.	33,116	6,617,570
L3Harris Technologies, Inc.	60,024	10,103,840
LPL Financial Holdings, Inc.	75,867	5,995,010
Medtronic PLC	86,570	8,352,274
Microsoft Corp.	72,980	14,961,630
Mondelez International, Inc., Class A	198,348	11,006,331
NCR Corp.(a)	542,631	10,000,689
NIKE, Inc., Class B	41,641	4,064,578
PayPal Holdings, Inc.(a)	101,241	19,850,323
Philip Morris International, Inc.	102,272	7,855,512
PTC, Inc.(a)	101,838	8,713,259
RealPage, Inc.(a)	182,133	11,476,200
Shares		Value
United States–(continued)
Roper Technologies, Inc.	15,213	$6,578,862
ServiceMaster Global Holdings, Inc.(a)	175,779	7,187,603
Sherwin-Williams Co. (The)	7,571	4,905,402
Synopsys, Inc.(a)	32,210	6,416,876
Thermo Fisher Scientific, Inc.	13,079	5,414,052
Tradeweb Markets, Inc., Class A	100,625	5,440,794
UnitedHealth Group, Inc.	32,767	9,921,192
Visa, Inc., Class A	51,934	9,888,234
Wyndham Hotels & Resorts, Inc.	136,066	6,008,675
		457,801,645
Total Common Stocks & Other Equity Interests (Cost $587,522,959)		824,840,702
Money Market Funds–1.99%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(b)(c)	1,898,906	1,898,906
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(b)(c)	12,601,642	12,609,203
Invesco Treasury Portfolio, Institutional Class, 0.07%(b)(c)	2,170,178	2,170,178
Total Money Market Funds (Cost $16,671,032)		16,678,287
TOTAL INVESTMENTS IN SECURITIES—100.36% (Cost $604,193,991)		841,518,989
OTHER ASSETS LESS LIABILITIES–(0.36)%		(3,011,505)
NET ASSETS–100.00%		$838,507,484
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,370,670	$78,673,007	$(80,144,771)	$-	$-	$1,898,906	$24,318
Invesco Liquid Assets Portfolio, Institutional Class	2,409,201	67,507,749	(57,315,491)	6,697	1,047	12,609,203	35,780
Invesco Treasury Portfolio, Institutional Class	3,852,194	89,912,008	(91,594,024)	-	-	2,170,178	26,575
Total	$9,632,065	$236,092,764	$(229,054,286)	$6,697	$1,047	$16,678,287	$86,673

(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$8,559,496	$—	$—	$8,559,496
Canada	17,797,254	—	—	17,797,254
China	29,465,309	19,020,447	—	48,485,756
Denmark	—	11,185,152	—	11,185,152
France	2,123,004	6,075,615	—	8,198,619
Germany	—	28,448,815	—	28,448,815
Hong Kong	—	7,991,807	—	7,991,807
India	9,774,022	—	—	9,774,022
Ireland	—	14,832,485	—	14,832,485
Italy	—	12,356,403	—	12,356,403
Japan	—	42,305,132	—	42,305,132
Macau	—	8,172,430	—	8,172,430
Mexico	27,442,153	—	—	27,442,153
Netherlands	—	13,247,479	—	13,247,479
South Korea	—	4,816,309	—	4,816,309
Sweden	—	4,069,696	—	4,069,696
Switzerland	—	20,403,400	—	20,403,400
Taiwan	—	13,119,415	—	13,119,415
United Kingdom	6,863,815	58,969,419	—	65,833,234
United States	457,801,645	—	—	457,801,645
Money Market Funds	16,678,287	—	—	16,678,287
Total Investments	$576,504,985	$265,014,004	$—	$841,518,989
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Global Growth Fund